Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Consolidated Operating Expense	Consolidated operating expenses by function during 2025, 2024 and 2023 are as follows:

		2025	2024	2023
Administrative expenses	$	1,371	1,327	1,346
Selling expenses		415	434	390
Administrative and selling expenses		1,786	1,761	1,736
Distribution and logistics expenses		1,736	1,824	1,854
Operating expenses	$	3,522	3,585	3,590
Administrative expenses include depreciation and amortization of $188 in 2025, $173 in 2024, and $161 in 2023. Selling expenses include depreciation and amortization of $56 in 2025, $53 in 2024, and $43 in 2023.

Disclosure Of Operating Expenses By Nature
Consolidated operating expenses during 2025, 2024 and 2023 by nature are as follows:

		2025	2024	2023
Transportation costs	$	1,564	1,656	1,703
Payroll		1,192	1,117	1,088
Professional legal, accounting and advisory services		303	270	273
Depreciation and amortization		244	226	204
Maintenance, repairs and supplies		110	111	98
Office supplies, utilities and rental expenses		75	80	85
Expected credit losses		5	15	11
Other operating expenses		29	110	128
	$	3,522	3,585	3,590